UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08134

Investment Company Act File Number

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance High Yield Municipal Income Fund

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

Eaton Vance

High Yield Municipal Income Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 108.8%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.2%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23	$630	$575,540
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	850	867,127
Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	250	253,498

		$1,696,165

Education — 5.7%
Harris County, TX, Cultural Education Facilities Finance Corp., (Baylor College of Medicine), 5.00%, 11/15/37	$2,445	$2,730,820
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	800	280,016
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	12,625	15,083,719
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	10,000	11,647,600
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,935	2,267,181
University of Washington, 5.00%, 7/1/33	10	11,870
University of Washington, 5.00%, 7/1/33(2)(3)	9,880	11,727,758

		$43,748,964

Electric Utilities — 1.7%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,715	$1,788,608
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	5,920	6,956,651
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,532,251
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,420	2,656,410

		$12,933,920

Escrowed/Prerefunded — 0.4%
Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$2,868,110

		$2,868,110

General Obligations — 6.7%
California, 5.00%, 2/1/38	$3,500	$3,969,140
California, 5.00%, 2/1/43	1,390	1,567,684
Louisiana, 4.00%, 8/1/30(2)	5,200	5,676,528
Louisiana, 4.00%, 8/1/31(2)	5,200	5,654,480
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	6,480	7,343,849
Santa Clara County, CA, (Election of 2008), 3.375%, 8/1/37	3,015	2,898,561
Texas, (Texas Transportation Commission), 5.00%, 4/1/42(2)(3)	7,000	8,138,900
Washington, 5.25%, 2/1/36(2)	10,000	11,768,800
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	3,855	4,672,799

		$51,690,741

Health Care-Miscellaneous — 1.2%
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$1,690	$1,627,622
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(4)	471	471,816

1

Security	Principal Amount (000’s omitted)	Value
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(4)	$438	$439,117
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(4)	368	369,341
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(4)	69	69,272
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(4)	157	157,437
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(4)	435	436,107
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(4)	182	183,117
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 12/1/36(4)	365	365,464
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(4)	109	109,870
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(4)	243	243,274
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(4)	201	201,204
Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	4,150	4,321,727

		$8,995,368

Hospital — 15.1%
California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	$9,570	$10,795,726
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	8,015	8,295,765
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	905	930,403
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	875	896,543
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	6,555	7,246,094
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	6,340	8,149,056
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,906,686
Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	12,870	3,448,002
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,442,130
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	6,205	6,269,098
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	4,500	4,718,925
Muskingum County, OH, Hospital Facilities, (Genesis Healthcare System Obligated Group Project), 5.00%, 2/15/33(5)	2,775	2,846,123
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	7,470	8,288,189
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,577,043
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,000	2,224,260
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	2,560	2,563,942
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	2,550	2,644,783
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	2,985	3,292,933
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,514,666
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,735	6,125,496
Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare Project), 4.75%, 12/1/36	14,660	15,531,830
Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,800	2,898,140

2

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	$5,650	$6,017,080

		$116,622,913

Housing — 2.4%
Centerline Equity Issuer Trust, TN, 6.00%, 5/15/19(4)	$4,000	$4,755,400
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,505	1,511,276
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	400	401,396
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,660	2,661,623
Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	1,180	1,180,271
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(6)	860	481,523
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(1)	2,000	1,119,820
Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(2)	4,265	4,587,519
Virginia Housing Development Authority, (AMT), 23.858%, 10/1/35(4)(7)(8)	1,300	1,715,480

		$18,414,308

Industrial Development Revenue — 14.0%
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,735	$1,546,180
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,370	2,370,474
Alabama Industrial Development Authority, (Pine City Fiber Co.), Series 1993, (AMT), 6.45%, 12/1/23	6,325	6,357,131
Alabama Industrial Development Authority, (Pine City Fiber Co.), Series 1994, (AMT), 6.45%, 12/1/23	1,360	1,366,909
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	9,085	10,435,758
Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,150	2,261,714
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	1,180	1,498,588
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	6,510	7,215,879
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	1,300	1,363,882
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	2,105	2,105,674
Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	7,600	8,114,292
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	2,175	2,264,371
Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	6,300	6,538,770
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,350	2,221,126
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	470	471,292
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	2,760	2,908,626
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	8,729,739
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	635	654,037
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,981,785
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	6,500	7,732,790
Niagara Area Development Corp., NY, (Covanta Energy), 5.25%, 11/1/42	3,745	3,897,796
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	5,455	5,237,182
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	8,200	8,208,036
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	4,230	4,811,329

3

Security	Principal Amount (000’s omitted)	Value
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	$2,340	$2,591,573

		$107,884,933

Insured-Electric Utilities — 1.9%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (FGIC), (AMT), 4.60%, 5/1/26	$5,510	$5,748,693
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	8,050	8,762,989

		$14,511,682

Insured-Other Revenue — 2.7%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/26	$10,510	$5,251,322
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/28	10,000	4,455,500
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	12,700	4,208,653
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	5,650	6,975,772

		$20,891,247

Insured-Special Tax Revenue — 2.3%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$14,500	$12,956,620
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	20,000	3,714,000
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	5,415	889,739

		$17,560,359

Insured-Student Loan — 2.1%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$6,320	$7,021,773
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33(9)	9,455	9,563,449

		$16,585,222

Insured-Transportation — 7.6%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	$15,000	$5,013,900
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	6,296,200
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	1,922,252
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	3,335	907,187
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	10,000	11,074,300
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/32	20,335	8,116,512
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,150	8,155,004
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/25	19,910	12,742,997
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	10,000	4,723,400

		$58,951,752

Lease Revenue/Certificates of Participation — 3.5%
Greenville County, SC, School District, 5.00%, 12/1/24(2)	$21,000	$23,947,560
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	2,765	3,288,027

		$27,235,587

Nursing Home — 0.3%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$970	$966,033
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,305	1,798,960

		$2,764,993

Other Revenue — 11.3%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,150	$1,373,974

4

Security	Principal Amount (000’s omitted)	Value
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	$1,290	$1,543,408
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	700	837,571
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	6,355	5,529,612
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	81,635	2,805,795
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(4)	6,000	5,663,940
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)(3)	7,200	7,950,816
Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(4)	14,000	9,874,060
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	840	810,533
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,135	3,522,016
Seminole Tribe, FL, 5.25%, 10/1/27(4)	9,000	9,713,250
Seminole Tribe, FL, 5.50%, 10/1/24(4)	6,135	6,725,310
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	3,355	4,227,770
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/31	375	403,646
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	4,250	4,557,147
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	16,200	14,474,862
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	8,580	7,348,083

		$87,361,793

Senior Living/Life Care — 7.5%
Albemarle County, VA, Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42	$900	$924,255
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	1,670	1,790,908
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	1,575	1,598,546
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	6,000	6,016,320
Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	3,000	1,575,210
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	4,150	4,265,744
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,710	2,866,611
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	572,544
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	527,395
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,061,150
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,425	7,425,297
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	7,000	7,260,050
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,600	2,668,614
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	1,085	1,091,488
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	1,560	1,528,660
North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(1)	3,475	347,361
North Miami, FL, Health Care Facilities, (Imperial Club), 7.625%, (0.00% until 1/1/17), 1/1/41(1)	7,315	731,208
St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	530	530,376
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,225	1,272,787
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,460	5,607,529
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	450	489,591

5

Security	Principal Amount (000’s omitted)	Value
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	$1,320	$1,443,130
Tompkins County, NY, Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,273,289
Tompkins County, NY, Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,282,776
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,713,700
Westchester County, NY, Local Development Corp., (Kendal on Hudson Project), 5.00%, 1/1/34	850	935,102

		$57,799,641

Solid Waste — 0.7%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$5,610	$5,620,266

		$5,620,266

Special Tax Revenue — 7.3%
Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$1,255	$1,234,656
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	100	87,731
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	6,250	5,457,812
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	3,165	3,007,573
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	1,210	1,398,881
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	1,165	1,338,655
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	1,240	1,420,978
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(2)	19,980	26,203,770
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	540	463,088
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	1,390	603,260
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	835	808,798
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/14), 5/1/18	1,085	516,373
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	1,005	10
Poinciana West, FL, Community Development District, 6.00%, 5/1/37	2,230	2,253,638
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	2,990	2,664,509
Southern Hills Plantation I, FL, Community Development District, Series A1, 5.80%, 5/1/35	1,353	1,145,243
Southern Hills Plantation I, FL, Community Development District, Series A2, 5.80%, 5/1/35	1,000	660,640
Sterling Hill, FL, Community Development District, 5.50%, 5/1/37(1)	3,650	1,059,595
University Square, FL, Community Development District, 5.875%, 5/1/38	1,805	1,854,421
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	3,505	4,122,791

		$56,302,422

Student Loan — 0.7%
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	$4,800	$5,202,000

		$5,202,000

Transportation — 13.0%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$565	$662,689
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	5,380	5,790,655
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42	8,585	9,144,484
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	4,430	4,963,682
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,000	2,367,000
New Jersey Turnpike Authority, 5.00%, 1/1/43	3,850	4,294,636
North Texas Tollway Authority, 5.75%, 1/1/38	7,150	8,051,901

6

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	$5,540	$6,026,911
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	560	549,086
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	1,125	1,091,745
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	2,815	3,170,929
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	2,790	3,116,235
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	10,000	10,836,000
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(2)	4,980	5,334,626
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	5,025	5,783,725
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	9,990	11,643,245
Route 460 Funding Corp., VA, 0.00%, 7/1/39	4,700	1,292,359
Route 460 Funding Corp., VA, 0.00%, 7/1/40	9,890	2,574,862
Route 460 Funding Corp., VA, 0.00%, 7/1/41	10,630	2,615,830
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,650	4,515,962
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	4,115,109
Walker Field, Public Airport Authority, CO, 4.75%, 12/1/27	1,090	1,177,102
Walker Field, Public Airport Authority, CO, 5.00%, 12/1/22	1,040	1,174,347

		$100,293,120

Water and Sewer — 0.5%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,490	$1,630,284
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	2,485	2,716,353

		$4,346,637

Total Tax-Exempt Municipal Securities — 108.8% (identified cost $787,025,851)		$840,282,143

Taxable Municipal Securities — 2.6%

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 1.6%
Municipal Electric Authority of Georgia, 6.637%, 4/1/57(10)	$10,000	$12,024,500

		$12,024,500

Insured-Special Tax Revenue — 0.8%
Colony Local Development Corp., TX, Sales Tax Revenue, (BHAC), 4.881%, 10/1/47	$6,000	$6,324,060

		$6,324,060

Other Revenue — 0.2%
Pueblo of Santa Ana, NM, 15.00%, 4/1/24(4)	$1,481	$1,489,042

		$1,489,042

Total Taxable Municipal Securities — 2.6% (identified cost $19,524,944)		$19,837,602

Total Investments — 111.4% (identified cost $806,550,795)		$860,119,745

Other Assets, Less Liabilities — (11.4)%		$(87,966,345)

Net Assets — 100.0%		$772,153,400

7

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

At April 30, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	17.3%
New York	12.1%
Others, representing less than 10% individually	82.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2013, 15.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 5.8% of total investments.

(1)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $10,007,474.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $50,330,584 or 6.5% of the Fund’s net assets.

(5)	When-issued security.

(6)	Defaulted matured bond.

(7)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(8)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at April 30, 2013.

(9)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(10)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

A summary of open financial instruments at April 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/13	225 U.S. 10-Year Treasury Note	Short	$(29,416,581)	$(30,005,860)	$(589,279)
6/13	168 U.S. Long Treasury Bond	Short	(23,941,037)	(24,927,000)	(985,963)

					$(1,575,242)

8

At April 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,575,242.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$702,860,506

Gross unrealized appreciation	$79,874,925
Gross unrealized depreciation	(23,382,686)

Net unrealized appreciation	$56,492,239

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$840,282,143	$—	$840,282,143
Taxable Municipal Securities	—	19,837,602	—	19,837,602
Total Investments	$—	$860,119,745	$—	$860,119,745

Liability Description
Futures Contracts	$(1,575,242)	$—	$—	$(1,575,242)
Total	$(1,575,242)	$—	$—	$(1,575,242)

The Fund held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 93.2%

Security	Principal Amount (000’s omitted)	Value
Education — 8.1%
Chaska, MN, Independent School District No. 112, 2.00%, 2/1/17	$2,835	$2,971,789
Colorado, (UCDHSC Fitzsimons Academic), 5.00%, 11/1/17	1,000	1,185,210
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), Series F, 5.00%, 7/1/18	85	100,511
Florida Board of Education, Lottery Revenue, 4.00%, 7/1/14	5,000	5,218,500
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	14,425	17,337,119
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 5/15/19	3,000	3,642,900
North Penn, PA, School District, 5.00%, 3/1/21	3,010	3,640,956
Pennsylvania Higher Educational Facilities Authority, (Temple University), 5.00%, 4/1/19	750	901,342
Seminole County, FL, School Board, 5.00%, 7/1/20	1,710	2,058,635
University of Arkansas, 4.00%, 12/1/14	810	856,340
University of Arkansas, 4.00%, 12/1/15	670	728,859
University of Iowa Facilities Corp., (Medical Education & Biomedical Research Facility), 3.75%, 6/1/17	1,005	1,120,907
University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/14	3,120	3,201,806
University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/14	400	414,164
University of Maryland, Auxiliary Facility & Tuition Revenue, 5.00%, 4/1/17	2,120	2,480,379
University of North Carolina System, 5.00%, 5/1/18	1,365	1,627,749
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/20	1,000	1,256,470
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/21	860	1,091,435
Virginia College Building Authority, (21st Century College and Equipment), 5.00%, 2/1/15	4,585	4,959,411
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/14	5,340	5,533,842
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	1,850	2,148,960
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 9/1/20	12,445	15,546,294
Virginia Public School Authority, 4.00%, 7/15/13	245	246,955
Virginia Public School Authority, 5.00%, 1/15/19	2,000	2,438,900

		$80,709,433

Electric Utilities — 1.2%
California Department of Water Resources, Power Supply Revenue, 4.00%, 5/1/16	$250	$276,560
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/14	735	770,390
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/19	7,500	9,232,650
Omaha, NE, Public Power District, 3.00%, 2/1/16	950	1,015,379
Salt River, AZ, Agricultural Improvements and Power District, 3.00%, 12/1/16	465	505,134

		$11,800,113

Escrowed/Prerefunded — 4.0%
California, Prerefunded to 2/1/14, 5.00%, 2/1/33	$5,000	$5,179,250
Harris County, TX, Prerefunded to 10/1/18, 5.75%, 10/1/23	770	966,512
Massachusetts, Prerefunded to 8/1/13, 5.25%, 8/1/20	130	131,635
Massachusetts Bay Transportation Authority, Escrowed to Maturity, 4.00%, 7/1/15	870	939,452
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/34	750	911,760

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prerefunded to 7/1/13, 5.75%, 7/1/33	$1,000	$1,019,360
Massachusetts Water Pollution Abatement Trust, Prerefunded to 8/1/14, 5.00%, 8/1/29	700	741,118
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 9/1/14, 5.25%, 9/1/29	1,000	1,066,300
New York, NY, Prerefunded to 10/15/13, 5.25%, 10/15/23	7,500	7,672,500
New York, NY, Series C, Prerefunded to 9/15/13, 5.25%, 9/15/33	5,155	5,252,069
New York, NY, Series J, Prerefunded to 6/1/13, 5.25%, 6/1/28	5,000	5,021,700
New York, NY, Transitional Finance Authority, Prerefunded to 8/1/13, 5.00%, 8/1/21	3,830	3,876,534
North Carolina, Prerefunded to 3/1/15, 5.25%, 3/1/23	830	903,970
Ohio, Prerefunded to 3/15/14, 5.00%, 3/15/24	1,000	1,041,570
Ohio Water Development Authority, Pollution Control Revenue, Prerefunded to 6/1/14, 5.00%, 6/1/17	785	825,074
Orange County, NC, Prerefunded to 2/1/14, 4.25%, 2/1/20	1,420	1,463,111
Palmdale, CA, Community Redevelopment Agency, Escrowed to Maturity, 8.00%, 3/1/16	1,000	1,209,940
San Benito, TX, Consolidated Independent School District, Prerefunded to 2/15/14, 5.00%, 2/15/20	1,095	1,136,238
Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37	270	299,336

		$39,657,429

General Obligations — 45.1%
Albuquerque, NM, Municipal School District No. 12, 5.00%, 8/1/13	$340	$344,168
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/15	720	747,130
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 7/1/15	695	728,047
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/16	1,020	1,075,672
Arlington County, VA, 5.00%, 8/15/21	4,495	5,703,750
Atlantic County, NJ, 2.50%, 10/1/14	730	753,148
Beaumont, TX, Independent School District, (PSF Guaranteed), 2.00%, 2/15/14	420	426,094
Beaumont, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/15	740	775,742
Bergen County, NJ, 3.25%, 11/1/16	2,395	2,620,322
Brookhaven, NY, 2.00%, 1/15/17	1,000	1,049,450
Brown County, WI, 4.00%, 11/1/21	620	725,189
Caledonia, MI, Community Schools, 4.00%, 5/1/17	1,000	1,117,230
Cary, NC, 5.00%, 6/1/18	195	236,246
Cedar Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/18	100	94,321
Cedar Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/19	120	109,666
Cedar Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/21	270	229,835
Clark County, WA, 5.00%, 12/1/18	685	829,206
Clark County, WA, School District No. 117 Camas, 3.00%, 12/1/15	1,015	1,079,930
Clark County, WA, School District No. 119 Battleground, 4.00%, 12/1/20	1,000	1,180,830
Clear Creek, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/19	1,275	1,562,283
Collin County, TX, 5.00%, 2/15/19	1,000	1,222,330
Columbia County, GA, School District, 5.00%, 4/1/16	1,000	1,132,130
Columbus, OH, 2.50%, 7/1/13	4,415	4,432,660
Comal County, TX, 4.00%, 2/1/18	2,200	2,503,710
Commonwealth of Pennsylvania, 5.00%, 2/15/18	865	1,034,886
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/14	380	377,826
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/16	300	292,485
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/20	105	92,233
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/21	480	404,165
Crowley, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/18	1,675	1,571,988
Dallas, TX, Independent School District, 5.50%, 2/15/18	240	293,129
Dare County, NC, 3.00%, 6/1/15	695	731,536

Security	Principal Amount (000’s omitted)	Value
Deer Park, TX, Independent School District, 3.00%, 2/15/15	$125	$130,851
DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties, IL, Community College District No. 523, (Kishwaukee Community College), 0.00%, 2/1/16	500	488,590
Del Mar College District, TX, 4.00%, 8/15/16	1,000	1,117,260
Denton, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/15	825	815,826
Eagle Mountain & Saginaw, TX, Independent School District, 0.00%, 8/15/20	155	137,201
El Camino, CA, Community College District, 0.00%, 8/1/17	1,390	1,324,740
El Camino, CA, Community College District, 0.00%, 8/1/18	2,280	2,124,162
El Dorado, CA, Union High School District, 0.00%, 8/1/18	110	98,954
El Dorado, CA, Union High School District, 0.00%, 8/1/19	80	69,527
El Dorado, CA, Union High School District, 0.00%, 8/1/20	100	83,147
El Dorado, CA, Union High School District, 0.00%, 8/1/21	125	98,605
El Dorado, CA, Union High School District, 0.00%, 8/1/22	150	111,567
Eugene, OR, 3.00%, 6/1/18	1,380	1,524,983
Fairfax County, VA, 5.00%, 10/1/19	5,220	6,527,975
Fitchburg, MA, 4.00%, 12/1/16	570	633,173
Florida Board of Public Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/17	1,350	1,584,333
Florida Board of Public Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/18	1,625	1,956,110
Fort Worth, TX, Independent School District, 5.00%, 2/15/14	500	519,075
Fort Worth, TX, Independent School District, 5.00%, 2/15/19	2,535	3,097,009
Frisco, TX, 4.00%, 2/15/19	155	180,107
Garland, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/16	1,525	1,499,136
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/16	200	201,568
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/18	300	302,352
Garland, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/20	11,160	13,823,557
Gaston County, NC, 5.00%, 3/1/19	2,480	3,021,954
Georgia, 5.00%, 7/1/14	1,575	1,663,168
Georgia, 5.00%, 5/1/15	315	344,642
Georgia, 5.00%, 10/1/19	8,450	10,555,402
Georgia, 5.00%, 7/1/20	5,160	6,219,296
Georgia, 5.50%, 7/1/14	3,150	3,344,701
Georgia, 5.75%, 9/1/13	4,850	4,941,422
Georgia, 5.75%, 8/1/14	500	534,635
Gloucester County, NJ, 2.00%, 9/15/17	280	292,449
Grand Blanc, MI, Community Schools, 4.00%, 5/1/15	600	641,988
Grand Blanc, MI, Community Schools, 4.00%, 5/1/17	800	894,344
Grand Blanc, MI, Community Schools, 5.00%, 5/1/18	2,130	2,520,983
Grand Blanc, MI, Community Schools, 5.00%, 5/1/19	1,225	1,473,798
Guilford County, NC, Series A, 5.00%, 3/1/19	4,000	4,932,640
Guilford County, NC, Series A, 5.00%, 8/1/19	1,265	1,574,571
Guilford County, NC, Series C, 5.00%, 4/1/18	1,160	1,398,937
Guilford County, NC, Series D, 5.00%, 8/1/19	10,190	12,683,697
Gull Lake, MI, Community Schools, 4.00%, 5/1/17	1,260	1,412,460
Gull Lake, MI, Community Schools, 4.00%, 5/1/18	1,000	1,138,110
Gull Lake, MI, Community Schools, 4.00%, 5/1/19	1,295	1,491,335
Gull Lake, MI, Community Schools, 5.00%, 5/1/20	1,465	1,799,035
Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	4,250	5,144,242
Hartford County, CT, Metropolitan District, 5.00%, 2/1/19	1,515	1,853,072
Henrico County, VA, 5.00%, 8/1/18	3,225	3,928,405
Hutto, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/17	390	373,429
Hutto, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/18	610	570,179
Irving, TX, Independent School District, 4.00%, 2/15/17	420	473,794
Jackson County, GA, School District, 5.00%, 3/1/19	5,000	6,090,550
Kenston Local School District, OH, 4.00%, 12/1/14	765	807,679

Security	Principal Amount (000’s omitted)	Value
King County, WA, 4.00%, 12/1/19	$1,500	$1,767,090
King County, WA, School District No. 414 Lake Washington, 4.00%, 12/1/15	1,755	1,916,986
King County, WA, School District No. 414 Lake Washington, 4.00%, 12/1/16	1,790	2,005,247
King County, WA, School District No. 414 Lake Washington Limited Obligations Bonds, 4.00%, 12/1/16	2,305	2,581,300
King County, WA, School District No. 414 Lake Washington Limited Obligations Bonds, 5.00%, 6/1/17	1,320	1,543,885
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/20	1,005	1,189,629
Larimer, Weld & Boulder Counties, CO, School District No. R2-J Thompson, 5.00%, 12/15/20	5,425	6,811,250
Las Cruces, NM, School District No. 2, 4.00%, 8/1/15	1,000	1,077,090
Lewisville, TX, Independent School District, 0.00%, 8/15/13	1,615	1,614,160
Lewisville, TX, Independent School District, 5.00%, 8/15/18	1,365	1,647,910
Lexington, MA, 5.00%, 2/15/14	1,095	1,136,862
Lone Star College System, TX, 5.00%, 8/15/17	2,300	2,713,839
Lone Star College System, TX, 5.00%, 2/15/19	450	547,506
Lone Star College System, TX, 5.00%, 2/15/20	720	885,017
Loudoun County, VA, 5.00%, 12/1/18	1,100	1,351,658
Lubbock, TX, Independent School District, 4.00%, 2/15/15	1,000	1,066,150
Maricopa County, AZ, Community College District, 2.00%, 7/1/14	2,845	2,903,607
Maryland, 4.00%, 8/15/21	10,000	12,044,200
Maryland, 4.50%, 8/1/18	3,000	3,573,840
Maryland, 5.00%, 3/1/16	150	169,416
Maryland, 5.00%, 3/1/19	5,465	6,739,219
Massachusetts, 4.00%, 1/1/15	500	531,260
Massachusetts, 5.00%, 8/1/17	2,500	2,962,450
McKinney, TX, 5.00%, 8/15/18	1,390	1,678,091
Mecklenburg County, NC, 4.00%, 12/1/19	1,900	2,260,848
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	9,532,715
Medina County, OH, Library District, 5.00%, 12/1/21	1,000	1,227,260
Metro, OR, Regional Center, 5.00%, 6/1/18	2,010	2,432,924
Metro, OR, Regional Center, 5.00%, 6/1/19	1,000	1,238,850
Metro, OR, Regional Center, 5.00%, 6/1/20	6,495	8,196,105
Middlesex County, NJ, 2.00%, 6/1/14	3,510	3,576,269
Middlesex County, NJ, 2.50%, 6/1/15	3,295	3,442,122
Midland, TX, College District, 0.00%, 2/15/16	845	828,624
Minneapolis, MN, 2.00%, 12/1/17	1,625	1,721,297
Minnesota, 4.00%, 8/1/16	1,750	1,951,267
Minnesota, 4.00%, 8/1/19	3,000	3,548,520
Minnesota, 5.00%, 6/1/18	1,000	1,211,520
Minnesota, 5.00%, 8/1/18	90	109,526
Mississippi, 5.00%, 10/1/21	750	895,245
Mississippi Development Bank, Special Obligation Bond, (Harrison County Highway), 5.00%, 1/1/22(1)	1,500	1,857,180
Mississippi Development Bank, Special Obligation Bond, (Harrison County Highway), 5.00%, 1/1/23(1)	2,840	3,527,763
Mississippi Development Bank, Special Obligation Bond, (Laurel Highway), 4.00%, 1/1/21(1)	1,515	1,754,506
Mississippi Development Bank, Special Obligation Bond, (Laurel Highway), 4.00%, 1/1/22(1)	2,095	2,424,229
Mississippi Development Bank, Special Obligation Bond, (Madison County Highway), 5.00%, 1/1/19(1)	1,230	1,479,063
Mississippi Development Bank, Special Obligation Bond, (Madison County Highway), 5.00%, 1/1/20(1)	1,500	1,830,390

Security	Principal Amount (000’s omitted)	Value
Mississippi Development Bank, Special Obligation Bond, (Madison County Highway), 5.00%, 1/1/21(1)	$4,160	$5,114,554
Missouri, (Water Pollution Control), 5.00%, 10/1/13	1,000	1,020,370
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,230,408
Montclair, NJ, 2.00%, 3/1/14	1,205	1,222,521
Montclair, NJ, 3.00%, 3/1/15	1,285	1,346,269
Montclair, NJ, 3.00%, 3/1/16	1,365	1,458,653
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/14	800	818,304
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/15	835	874,813
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/16	870	929,691
Morris County, NJ, 5.00%, 2/15/17	1,650	1,922,431
Morris County, NJ, 5.00%, 2/15/19	1,720	2,112,194
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/24	950	687,667
New Hanover County, NC, 5.00%, 12/1/18	430	527,851
New Mexico, 2.00%, 3/1/19	3,650	3,786,875
North Carolina, 4.00%, 6/1/14	10,000	10,412,200
North Carolina, 5.00%, 5/1/19	1,240	1,534,984
Northside, TX, Independent School District, 3.00%, 8/1/15	265	280,426
Ocean County, NJ, 3.00%, 9/1/14	775	800,994
Ocean County, NJ, 3.00%, 8/1/16	1,255	1,354,609
Ocean County, NJ, 4.00%, 9/1/15	1,250	1,348,288
Ohio, 4.00%, 9/1/15	935	1,012,988
Ohio, 5.00%, 9/15/15	500	555,170
Ohio, 5.00%, 3/15/19	10,000	12,233,800
Ohio, 5.50%, 6/15/20	500	600,775
Ohio, Higher Education Board, 5.00%, 8/1/19	5,425	6,689,567
Oklahoma, 5.00%, 7/15/18	2,045	2,474,123
Oklahoma County, OK, Independent School District No. 12 Edmond, 2.00%, 3/1/15	2,500	2,573,975
Oklahoma County, OK, Independent School District No. 89 Oklahoma City, 2.00%, 7/1/15	3,670	3,787,440
Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	450	512,753
Pennsylvania, 5.00%, 2/15/17	2,500	2,909,700
Pennsylvania, 5.00%, 6/1/18	2,000	2,411,940
Pennsylvania, 5.00%, 2/15/19	2,000	2,447,180
Pennsylvania, 5.00%, 6/1/19	15,000	18,472,950
Pharr-San Juan-Alamo, TX, Independent School District, 3.00%, 2/1/15	2,020	2,115,566
Pima County, AZ, 4.00%, 7/1/18	2,400	2,761,224
Prosper, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/16	615	601,249
Ramsey, NJ, School District, 2.00%, 1/15/16	1,850	1,921,095
Richmond County, GA, Board of Education, 5.00%, 10/1/16	2,500	2,876,775
Richmond County, GA, Board of Education, 5.00%, 10/1/17	2,000	2,371,200
Rockville, MD, 4.00%, 6/1/19	750	882,945
Roma, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/15	235	233,136
Saint Augustine, FL, Capital Improvement, 3.00%, 10/1/16	100	106,680
Saint Augustine, FL, Capital Improvement, 3.00%, 10/1/18	275	295,873
Saint Augustine, FL, Capital Improvement, 3.00%, 10/1/19	80	85,431
Saint Augustine, FL, Capital Improvement, 3.00%, 10/1/21	180	186,793
Salt Lake City, UT, 4.00%, 6/15/19	1,550	1,829,868
San Antonio, TX, 4.00%, 8/1/15	800	865,432
Spring Branch, TX, Independent School District, 5.00%, 2/1/18	1,875	2,243,662
St. Louis County, MO, (Courthouse Project), 5.00%, 2/1/19(1)	1,000	1,228,170
St. Louis County, MO, School District C-2 Parkway, 2.50%, 3/1/15	2,045	2,127,516
St. Louis County, MO, School District C-2 Parkway, 5.00%, 3/1/21	645	817,970
St. Mary’s County, MD, 3.00%, 7/15/13	935	940,638

Security	Principal Amount (000’s omitted)	Value
St. Mary’s County, MD, 3.00%, 7/15/15	$920	$974,878
Suffolk, VA, 4.00%, 8/1/18	1,000	1,160,550
Sumner County, TN, 3.00%, 6/1/16	1,000	1,078,060
Sumner County, TN, 5.00%, 6/1/16	3,000	3,417,870
Susquehanna Township, PA, School District, 3.00%, 5/15/18	690	738,818
Tomball, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/20	50	54,911
Tulsa, OK, 4.00%, 3/1/17	1,000	1,128,150
Tyler, TX, Independent School District, 4.00%, 2/15/14	130	133,921
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/15	1,755	1,941,750
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/20	1,760	2,224,570
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/21	1,180	1,506,447
Utah, 5.00%, 7/1/19	8,495	10,554,868
Virginia, 5.00%, 6/1/21	1,000	1,281,080
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,898,805
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,242,180
Wake County, NC, 4.00%, 2/1/17	2,500	2,822,375
Wake County, NC, 5.00%, 3/1/14	1,880	1,955,708
Warren, MI, Consolidated Schools, 4.00%, 5/1/15	500	533,500
Warren, MI, Consolidated Schools, 4.00%, 5/1/17	1,600	1,779,584
Warren, MI, Consolidated Schools, 5.00%, 5/1/19	1,000	1,195,050
Washington, 5.00%, 2/1/20	5,845	7,256,334
Washington, MD, Suburban Sanitary District, (Consolidated Public Improvement), 5.00%, 6/1/17	2,000	2,357,800
Washington, Motor Vehicle Fuel Tax, 5.00%, 7/1/19	2,030	2,494,890
Whitney, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/21	620	522,697
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/18	500	513,970
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/19	815	837,641
Wylie, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/19	2,000	1,828,280
Wylie, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/21	2,500	2,081,625
Wylie, TX, Independent School District, (PSF Guaranteed), 4.00%, 8/15/20	1,655	1,964,303

		$448,990,248

Health Care-Miscellaneous — 0.8%
Pennsylvania Economic Development Financing Authority, 5.00%, 1/1/22	$7,000	$8,148,700

		$8,148,700

Hospital — 6.3%
Beaver County, PA, Hospital Authority, (Heritage Valley Health System), 5.00%, 5/15/14	$1,895	$1,982,833
Beaver County, PA, Hospital Authority, (Heritage Valley Health System), 5.00%, 5/15/15	1,435	1,558,970
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 4.00%, 8/15/18	300	345,834
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/19	1,000	1,233,730
Fairfax County, VA, Industrial Development Authority, (Inova Health System), 4.00%, 5/15/15	200	214,926
Florence County, SC, Hospital Revenue, (McLeod Regional Medical Center), 5.00%, 11/1/18	845	1,011,169
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/16	1,160	1,310,800
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/17	2,355	2,734,532
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/20	445	542,882

Security	Principal Amount (000’s omitted)	Value
Illinois Finance Authority, (Ascenison Health Credit Group), 5.00%, 11/15/22	$1,000	$1,234,700
Indiana Finance Authority Hospital Revenue, (Indiana University Health), 5.00%, 3/1/19	5,000	5,955,950
Indiana Finance Authority Hospital Revenue, (Indiana University Health), 5.00%, 3/1/20	6,395	7,704,952
Indiana Finance Authority Hospital Revenue, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,408,312
Massachusetts Health & Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,151,260
Michigan Hospital Finance Authority, (Ascension Health Senior Credit Group), 1.95% to 4/1/20 (Put Date), 11/15/47	5,000	5,105,950
Monroe County, NY, Industrial Development Corp., (Rochester General Hospital), 3.00%, 12/1/14	550	572,655
Monroe County, NY, Industrial Development Corp., (Rochester General Hospital), 3.00%, 12/1/15	415	440,813
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/15	225	242,658
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/16	225	249,431
New York Dormitory Authority, (New York Downtown Hospital), 5.00%, 2/15/16	525	589,496
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.00%, 6/1/18	2,000	2,399,500
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	945,980
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	705,019
San Benito, CA, Health Care District, 3.00%, 3/1/16	250	264,655
San Benito, CA, Health Care District, 4.00%, 3/1/17	400	442,608
San Benito, CA, Health Care District, 4.00%, 3/1/18	300	337,026
San Benito, CA, Health Care District, 4.00%, 3/1/19	600	681,012
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.00%, 8/15/19	1,295	1,562,599
Tarrant County, TX, Hospital District, 5.00%, 8/15/20	1,655	2,015,045
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 4.00%, 8/15/17	1,000	1,125,160
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 4.00%, 8/15/19	1,000	1,150,870
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 5.00%, 8/15/16	1,000	1,135,910
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 5.00%, 8/15/18	500	596,955
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/18	1,190	1,399,131
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 2.00%, 8/15/15	330	340,421
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/17	135	144,688
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18	365	395,664
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/19	510	552,855
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,984,421
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/17	1,440	1,690,949
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,608,606

Security	Principal Amount (000’s omitted)	Value
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/19	$3,630	$4,408,453

		$62,479,380

Housing — 1.1%
Virginia Housing Development Authority, 1.10%, 4/1/17	$2,200	$2,213,552
Virginia Housing Development Authority, 1.25%, 4/1/18	1,495	1,500,367
Virginia Housing Development Authority, 1.30%, 4/1/18	3,400	3,405,678
Virginia Housing Development Authority, 1.70%, 4/1/19	3,435	3,512,082

		$10,631,679

Industrial Development Revenue — 0.4%
California Infrastructure & Economic Development Bank, (Broad Museum), 5.00%, 6/1/21	$1,265	$1,592,938
Missouri Redevelopment Finance Board Cultural Facilities, (Nelson Gallery Foundation), 3.00%, 12/1/13	595	604,431
Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15	2,000	2,142,340

		$4,339,709

Insured-Education — 0.7%
Collier County, FL, School Board, (AGM), 5.00%, 2/15/22	$1,525	$1,691,347
Palm Beach County, FL, School District, (AGM), 5.00%, 8/1/22	3,000	3,376,290
University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/17	1,275	1,428,778

		$6,496,415

Insured-Escrowed/Prerefunded — 3.6%
Anchorage, AK, (NPFG), Prerefunded to 3/1/15, 5.00%, 3/1/19	$250	$270,945
Central Puget Sound, WA, Regional Transit Authority, Sales and Use Tax Revenue, (AMBAC), Prerefunded to 5/1/15, 5.00%, 11/1/20	5,750	6,288,602
Coatesville, PA, School District, (AGM), Prerefunded to 8/15/14, 5.25%, 8/15/19	6,515	6,934,827
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	2,000	2,543,960
Henderson, NV, (FGIC), (NPFG), Prerefunded to 12/1/14, 5.00%, 6/1/22	700	752,325
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/31	360	411,059
Los Angeles, CA, Unified School District, (AGM), Prerefunded to 7/1/13, 5.00%, 7/1/23	2,050	2,066,707
Massachusetts, (AGM), Prerefunded to 12/1/14, 5.00%, 11/1/24	375	402,484
Mount Union, PA, Area School District, (AGC), Prerefunded to 3/1/14, 4.60%, 3/1/25	1,000	1,036,150
Oregon Department of Administrative Services, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/17	1,235	1,293,947
Pennsylvania, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/14	35	35,285
Pennsylvania, (NPFG), Prerefunded to 1/1/16, 5.00%, 1/1/20	12,125	13,595,762
Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/22	290	292,364

		$35,924,417

Insured-General Obligations — 1.9%
Bexar County, TX, (AGM), 4.00%, 6/15/13	$60	$60,284
Forsyth County, GA, School District, (AGM), 5.00%, 2/1/15	5,000	5,407,400
Pennsylvania, (AGM), 5.00%, 9/1/15	12,100	12,872,585
Travis County, TX, Water Control & Improvement District No. 17, (BAM), 0.00%, 11/1/17	500	469,935
Washington, (XLCA), 0.00%, 12/1/16	200	194,470

		$19,004,674

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 0.2%
Carbon County, PA, Hospital Authority, (AGM), 3.00%, 11/15/15	$1,000	$1,042,650
Carbon County, PA, Hospital Authority, (AGM), 4.00%, 11/15/17	535	589,147

		$1,631,797

Insured-Lease Revenue/Certificates of Participation — 1.2%
Orange County, FL, School Board, (NPFG), 5.00%, 8/1/19	$6,500	$7,158,775
Palm Beach County, FL, School Board, (AGM), 5.00%, 8/1/23	4,655	5,224,586

		$12,383,361

Insured-Other Revenue — 0.0%(2)
Golden State Tobacco Securitization Corp., CA, (Tobacco Settlement Revenue), (AGM), Prerefunded to 6/1/13, 5.00%, 6/1/43	$5	$5,020

		$5,020

Insured-Special Tax Revenue — 0.6%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	$2,300	$2,375,992
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.75%, 1/1/32	1,200	1,243,656
Utah Transit Authority, Sales Tax Revenue, (AGM), Prerefunded to 12/15/15, 5.00%, 6/15/18	2,000	2,241,080

		$5,860,728

Insured-Transportation — 0.4%
Central Puget Sound, WA, Regional Transportation Authority, (FGIC), (NPFG), 5.25%, 2/1/15	$1,865	$2,025,110
Montana Department of Transportation, (NPFG), 5.00%, 6/1/15	1,880	2,059,615

		$4,084,725

Insured-Water and Sewer — 0.1%
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/19	$1,050	$1,182,888

		$1,182,888

Lease Revenue/Certificates of Participation — 3.5%
Arizona, 5.00%, 10/1/17	$920	$1,064,762
Cupertino, CA, 2.00%, 7/1/17	2,135	2,230,029
Cupertino, CA, 3.00%, 7/1/19	1,220	1,341,073
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/18	2,395	2,852,972
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/19	2,420	2,941,147
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/20	660	812,447
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/21	2,155	2,680,346
Ohio, 5.00%, 4/1/18	1,360	1,619,801
Orange County, FL, School Board, 5.00%, 8/1/13	500	505,990
Orange County, FL, School Board, 5.00%, 8/1/14	3,320	3,512,726
Orange County, FL, School Board, 5.00%, 8/1/15	5,000	5,485,500
Orange County, FL, School Board, 5.00%, 8/1/17	540	619,239
Orange County, FL, School Board, 5.00%, 8/1/18	675	790,081
Orange County, FL, School Board, 5.00%, 8/1/19	750	891,112
Virginia Resources Authority Infrastructure Revenue, (Pooled Funding Program), 4.00%, 11/1/19	1,000	1,179,540
Washington, 5.00%, 7/1/17	5,310	6,203,726

		$34,730,491

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 1.5%
Illinois Educational Facilities Authority, (University of Chicago), 1.875% to 2/12/15 (Put Date), 7/1/36	$3,525	$3,581,118
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 12/15/19	4,000	4,391,520
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 6/15/20	2,040	2,197,284
New Jersey Environmental Infrastructure Trust, 4.00%, 9/1/19	2,500	2,950,600
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/14	550	583,050
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/15	1,085	1,198,317

		$14,901,889

Special Tax Revenue — 6.1%
Battery Park City Authority, NY, 5.25%, 11/1/22	$1,000	$1,025,000
Catawba, NC, Limited Obligation Bonds, 4.00%, 10/1/16	1,045	1,164,412
Collier County, FL, Special Obligation, 5.00%, 10/1/15	2,605	2,886,887
Hoover, AL, Board of Education, 5.00%, 2/15/19	2,155	2,600,783
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/15	3,000	3,307,080
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/16	3,250	3,719,788
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/18	5,750	6,978,775
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/19	7,500	9,298,275
Metropolitan Pier & Exposition Authority, IL, (McCormick Place), 5.00%, 12/15/20	5,000	6,179,550
Metropolitan Pier & Exposition Authority, IL, (McCormick Place), 5.00%, 12/15/22	1,000	1,158,620
New Mexico, Severance Tax, 5.00%, 7/1/15	1,425	1,569,224
New York, NY, Transitional Finance Authority, 5.00%, 11/1/19	6,530	8,089,233
New York, NY, Urban Development Corp., Personal Income Tax, 5.00%, 3/15/20	5,000	6,251,850
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	1,120	1,407,694
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.00%, 7/1/17	145	169,243
Watauga, NC, Public Facilities Corp., 4.00%, 6/1/19	2,800	3,206,168
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,399,898

		$60,412,480

Transportation — 1.7%
Kansas Department of Transportation, 4.00%, 9/1/15	$1,000	$1,085,940
Maryland Department of Transportation, 4.00%, 5/15/16	1,305	1,445,327
Maryland Department of Transportation, 5.25%, 12/15/17	1,900	2,297,594
Mesa, AZ, Highway Revenue, 5.00%, 7/1/20	1,225	1,344,217
Mesa, AZ, Highway Revenue, 5.00%, 7/1/21	1,550	1,700,133
New Jersey Turnpike Authority, 5.00%, 1/1/21	5,000	5,892,500
Ohio, Major New State Infrastructure, 5.50%, 6/15/14	405	428,818
San Bernardino County, CA, Transportation Authority, 4.00%, 3/1/22	425	505,856
Virginia Commonwealth Transportation Board, 5.00%, 4/1/18	2,000	2,398,020

		$17,098,405

Water and Sewer — 4.7%
Alabama Drinking Water Finance Authority, 3.00%, 8/15/13	$1,000	$1,008,370
Alabama Drinking Water Finance Authority, 3.00%, 8/15/14	3,135	3,247,578
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/14	1,145	1,204,483
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/15	3,510	3,852,787
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/16	3,815	4,348,909
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/18	1,000	1,210,970
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/20	2,000	2,523,820
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/21	1,000	1,278,430

Security	Principal Amount (000’s omitted)	Value
Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	$500	$557,160
Metropolitan Saint Louis Sewer District, MO, 5.00%, 5/1/15	1,295	1,415,215
Michigan Finance Authority, (Revolving Fund - Clean Water), 5.00%, 10/1/20	10,000	12,620,800
Michigan Municipal Bond Authority, (Revolving Fund - Clean Water), 5.00%, 10/1/19	1,975	2,336,484
Montgomery, AL, Water Works & Sanitary Sewer Board, 4.00%, 3/1/18	1,000	1,147,510
New York Environmental Facilities Corp., 5.00%, 8/15/20	4,485	5,679,176
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,268,982
Richmond, VA, Public Utility Revenue, 5.00%, 1/15/18(1)	1,000	1,156,380
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	275	339,696
Tucson, AZ, Water System Revenue, 5.00%, 7/1/18	1,500	1,807,875

		$47,004,625

Total Tax-Exempt Municipal Securities — 93.2% (identified cost $900,080,030)		$927,478,606

Taxable Municipal Securities — 0.0%(2)

Security	Principal Amount (000’s omitted)	Value
Education — 0.0%(2)
Virginia Public School Authority, 4.167%, 8/1/18	$225	$254,828

Total Taxable Municipal Securities — 0.0%(2) (identified cost $225,000)		$254,828

Short-Term Investments — 2.5%

Security	Principal Amount (000’s omitted)	Value
Short-Term Investments - Tax-Exempt — 2.5%
Texas, 2.50%, 8/30/13	$25,000	$25,195,750

Total Short-Term Investments — 2.5% (identified cost $25,188,051)		$25,195,750

Total Investments — 95.7% (identified cost $925,493,081)		$952,929,184

Other Assets, Less Liabilities — 4.3%		$42,880,202

Net Assets — 100.0%		$995,809,386

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At April 30, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2013, 9.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from less than 0.05% to 4.6% of total investments.

(1)	When-issued security.

(2)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at April 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$925,472,824

Gross unrealized appreciation	$27,458,500
Gross unrealized depreciation	(2,140)

Net unrealized appreciation	$27,456,360

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$927,478,606	$—	$927,478,606
Taxable Municipal Securities	—	254,828	—	254,828
Short-Term Investments	—	25,195,750	—	25,195,750
Total Investments	$—	$952,929,184	$—	$952,929,184

The Fund held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 92.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.1%
Connecticut, (Revolving Fund), 5.00%, 3/1/26	$2,000	$2,497,180
New Hampshire Municipal Bond Bank, 5.00%, 1/15/21	1,330	1,661,011
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/26	610	690,099

		$4,848,290

Education — 3.9%
Illinois Finance Authority, (University of Chicago), 5.00%, 10/1/30	$1,250	$1,464,687
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, (Vanderbilt University), 5.00%, 10/1/27	800	978,000
Nevada System of Higher Education, 5.00%, 7/1/25	1,860	2,290,274
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/31	5,000	5,574,200
Ohio State University, General Receipts, 5.00%, 6/1/28	1,250	1,515,250
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	600,225
University of Colorado, Enterprise Revenue, 5.00%, 6/1/26	1,165	1,405,095
University of North Carolina, Chapel Hill, 5.00%, 12/1/34	1,000	1,093,290
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/28	200	242,342
Virginia College Building Authority, (Public Higher Education Financing), 5.00%, 9/1/20	1,455	1,817,586

		$16,980,949

Electric Utilities — 2.0%
California Department of Water Resources System, Electric Revenue, 5.00%, 5/1/22	$1,500	$1,849,110
Colorado Springs, CO, Utilities System Revenue, 5.00%, 11/15/22	1,750	2,230,165
Colorado Springs, CO, Utilities System Revenue, 5.00%, 11/15/23	1,025	1,236,437
Huntsville, AL, Electric System Revenue, 5.00%, 12/1/24	1,045	1,281,860
Snohomish County, WA, Public Utility District No. 1, 5.00%, 12/1/18	1,680	2,036,714

		$8,634,286

Escrowed/Prerefunded — 2.5%
Cypress-Fairbanks, TX, Independent School District, (PSF Guaranteed), Prerefunded to 2/15/14, 5.125%, 2/15/24	$1,320	$1,371,229
Mansfield, TX, Independent School District, (PSF Guaranteed), Prerefunded to 2/15/14, 5.00%, 2/15/29	5,500	5,708,065
New Jersey Economic Development Authority, (Cigarette Tax), Prerefunded to 6/15/14, 5.75%, 6/15/29	3,620	3,840,856
University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	20	22,875

		$10,943,025

General Obligations — 46.4%
Alaska, 5.00%, 8/1/25	$2,500	$3,174,600
Anchor Bay, MI, School District, 2.00%, 5/1/20	1,730	1,747,905
Anoka County, MN, 3.00%, 2/1/20	1,100	1,227,402
Arlington County, VA, 3.00%, 8/15/13	3,420	3,448,523
Arlington County, VA, 5.00%, 8/15/14	3,565	3,785,495
Auburn, AL, 5.00%, 8/1/24	1,000	1,239,380

1

Security	Principal Amount (000’s omitted)	Value
Berks County, PA, 5.00%, 11/15/29	$1,020	$1,197,715
Bloomfield, CT, 4.00%, 10/15/20	140	165,680
Brazos, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/20	405	454,945
Brazos, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/21	415	470,822
Brenham, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/29	1,355	806,875
Brookhaven, NY, 2.00%, 1/15/19	1,510	1,572,227
Cambridge, MA, 5.00%, 1/1/19	3,430	4,213,000
Charlotte, NC, 5.00%, 6/1/29	2,500	3,007,250
Chichester, PA, School District, 5.00%, 3/15/28(1)	2,105	2,463,082
Chippewa Valley Schools, MI, 5.25%, 5/1/25	2,100	2,629,809
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,000	2,182,040
Commonwealth of Massachusetts, 5.00%, 10/1/23	8,375	10,471,095
Commonwealth of Massachusetts, 5.00%, 10/1/24	475	590,629
Commonwealth of Massachusetts, 5.00%, 4/1/26	1,500	1,813,395
Connecticut, 5.00%, 12/1/20	50	57,553
Conroe, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/24	1,000	1,223,480
Coronado, CA, Unified School District, 5.00%, 8/1/26	990	1,214,690
Dare County, NC, 5.00%, 6/1/26	1,090	1,295,291
Dare County, NC, 5.00%, 6/1/27	1,310	1,543,992
Eagle Mountain & Saginaw, TX, Independent School District, 0.00%, 8/15/18	100	94,388
Fairfax County, VA, 5.00%, 10/1/19	5,000	6,252,850
Foothill-De Anza, CA, Community College District, 4.00%, 8/1/19	550	649,831
Garland, TX, 5.00%, 2/15/25	1,000	1,184,720
Georgia, 5.00%, 7/1/28	500	615,900
Grand Blanc, MI, Community Schools, 5.00%, 5/1/20	1,280	1,557,632
Grand Prairie, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,579,638
Groton, CT, 4.00%, 7/15/19	100	117,506
Hamilton County, TN, 5.00%, 1/1/18	500	598,215
Hartford County, CT, Metropolitan District, 5.00%, 2/1/19	1,255	1,535,053
Hempfield, PA, School District, 5.00%, 10/15/27	1,000	1,172,480
Hilliard, OH, School District, 3.00%, 12/1/21	1,100	1,219,031
Houston, TX, Community College System, 5.25%, 2/15/25	1,000	1,227,710
Howard County, MD, 4.00%, 2/15/22	50	57,088
Howard County, MD, 5.00%, 8/15/19	2,000	2,486,020
King County, WA, School District No. 403 Renton, 5.00%, 12/1/21	5,000	6,357,100
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	1,500	1,711,110
Louisiana, 5.00%, 7/15/20	2,500	3,134,300
Louisiana, 5.00%, 8/1/23	4,000	5,097,480
Louisiana, 5.00%, 7/15/24	2,500	3,163,425
Lubbock-Cooper, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/35	980	1,090,034
Lynchburg, VA, 3.00%, 12/1/16	250	271,858
Maryland, 5.00%, 3/1/16	7,250	8,188,440
Maryland, 5.00%, 3/1/23	1,250	1,562,013
Massachusetts, 5.00%, 6/1/24	3,000	3,697,110
Massachusetts, 5.25%, 8/1/22	1,000	1,301,250
Mecklenburg County, NC, 5.00%, 3/1/19	50	61,658
Mesa, AZ, 4.00%, 7/1/23(1)	1,005	1,150,795
Mississippi Development Bank, Special Obligation Bond, (Harrison County Highway), 5.00%, 1/1/20(1)	2,640	3,221,486
Mississippi Development Bank, Special Obligation Bond, (Harrison County Highway), 5.00%, 1/1/21(1)	3,190	3,921,977
Mississippi Development Bank, Special Obligation Bond, (Laurel Highway), 4.00%, 1/1/23(1)	1,730	1,992,545

2

Security	Principal Amount (000’s omitted)	Value
Mississippi Development Bank, Special Obligation Bond, (Madison County Highway), 5.00%, 1/1/22(1)	$1,500	$1,857,180
Mississippi Development Bank, Special Obligation Bond, (Madison County Highway), 5.00%, 1/1/23(1)	2,130	2,645,822
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/25	2,300	1,592,566
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/26	500	329,965
New Braunfels, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/26	120	142,218
New Canaan, CT, 4.00%, 4/1/24	345	391,585
New York, 5.00%, 2/15/20	1,285	1,611,737
New York, 5.00%, 3/1/25	3,000	3,790,290
North Carolina, 4.00%, 6/1/14	8,895	9,261,652
North Carolina, 5.00%, 6/1/17	5,000	5,894,500
North Carolina, 5.00%, 6/1/18	1,000	1,211,520
Ohio, 5.00%, 9/15/29	1,000	1,180,420
Orange Beach, AL, 5.00%, 2/1/24	1,270	1,575,892
Oregon, 4.00%, 8/1/20	1,200	1,427,352
Oregon, 5.00%, 11/1/21	2,910	3,727,710
Oregon, 5.00%, 8/1/25	500	633,200
Oregon, 5.00%, 8/1/26	555	694,227
Pennsylvania, 5.00%, 6/1/18	10,000	12,059,700
Pennsylvania, 5.00%, 11/15/23	5,500	6,870,435
Port of Seattle, WA, 5.00%, 11/1/21	5,000	6,395,800
Richardson, TX, 5.00%, 2/15/20	50	62,302
Saint Augustine, FL, Capital Improvement, 3.00%, 10/1/22	225	230,013
Saint Augustine, FL, Capital Improvement, 3.00%, 10/1/23	175	176,615
Saint Augustine, FL, Capital Improvement, 4.00%, 10/1/24	160	175,386
Saint Augustine, FL, Capital Improvement, 4.00%, 10/1/26	275	296,126
San Jose, CA, Unified School District, 5.00%, 8/1/26	1,000	1,233,320
St. Louis County, MO, School District C-2 Parkway, 5.00%, 3/1/21	1,000	1,268,170
Tamalpais, CA, Union High School District, 5.00%, 8/1/24	1,225	1,516,856
Tamalpais, CA, Union High School District, 5.00%, 8/1/25	1,000	1,233,090
Tatum, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/30	515	601,690
Texas, 5.00%, 8/1/22	2,000	2,510,540
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/21	1,000	1,276,650
Vermont, 5.00%, 8/15/23	1,185	1,486,760
Washington, 5.00%, 7/1/22	1,490	1,835,248
Washington, 5.00%, 7/1/24	950	1,160,758
Wylie, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/21	2,750	2,289,787

		$199,914,600

Health Care-Miscellaneous — 0.6%
Pennsylvania Economic Development Financing Authority, 5.00%, 1/1/22	$2,225	$2,590,123

		$2,590,123

Hospital — 3.8%
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/26	$1,000	$1,194,510
Cobb County, GA, Kennestone Hospital Authority, (Wellstar Health System Obligation), 5.00%, 4/1/28	3,540	4,188,493
Cobb County, GA, Kennestone Hospital Authority, (Wellstar Health System Obligation), 5.00%, 4/1/30	325	380,555
Fairfax County ,VA, Industrial Development Authority, (Inova Health System Obligation Group), 5.00%, 5/15/24	500	608,565

3

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	$1,000	$1,197,630
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/26	1,500	1,773,675
Michigan Hospital Finance Authority, (Ascension Health Senior Credit Group), 1.95% to 4/1/20 (Put Date), 11/15/47	5,000	5,105,950
Tift County, GA, Hospital Authority, 5.00%, 12/1/26	520	606,304
Utah County Hospital Revenue, (IHC Health Services, Inc.), 5.00%, 5/15/23	1,000	1,212,700

		$16,268,382

Insured-Education — 0.7%
Palm Beach County, FL, School District, (AGM), 5.00%, 8/1/22	$2,725	$3,066,797

		$3,066,797

Insured-Escrowed/Prerefunded — 3.5%
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,543,960
District of Columbia, (FGIC), (NPFG), Prerefunded to 6/1/13, 4.75%, 6/1/23	9,140	9,175,737
Salt Lake and Sandy, UT, Metropolitan Water District, (AMBAC), Prerefunded to 7/1/14, 5.00%, 7/1/17	1,230	1,298,253
Simi Valley, CA, Unified School District, (NPFG), Prerefunded to 8/1/14, 5.00%, 8/1/28	2,000	2,117,780

		$15,135,730

Insured-General Obligations — 1.0%
Frisco, TX, (AGM), 5.50%, 2/15/29	$1,190	$1,385,814
Texas Transportation Commission, (NPFG), 5.00%, 4/1/29	250	269,288
West Virginia, (FGIC), (NPFG), 5.20%, 11/1/26	2,000	2,425,720

		$4,080,822

Insured-Lease Revenue/Certificates of Participation — 1.0%
Palm Beach County, FL, School Board, (AGM), 5.00%, 8/1/23	$4,000	$4,489,440

		$4,489,440

Insured-Water and Sewer — 2.1%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,000	$2,578,220
New Mexico Finance Authority, (AMBAC), 5.00%, 6/1/23	1,000	1,048,030
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/19	1,000	1,126,560
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/25	1,275	1,377,701
Phoenix, AZ, Civic Improvement Corp., Water System Revenue, (NPFG), 4.75%, 7/1/22	2,625	2,868,101

		$8,998,612

Lease Revenue/Certificates of Participation — 3.4%
Charleston, SC, Educational Excellence Finance Corp., (Charleston County School), 5.00%, 12/1/23(1)	$1,000	$1,254,700
Charleston, SC, Educational Excellence Finance Corp., (Charleston County School), 5.00%, 12/1/27(1)	5,000	6,025,350
Charlotte, NC, (Equipment Acquisition Public Facility), 5.00%, 12/1/30	1,130	1,347,796
Colorado, Building Excellent Schools Today, 5.00%, 3/15/21	1,870	2,308,571
Orange County, FL, School Board, 5.00%, 8/1/17	500	573,370
Orange County, FL, School Board, 5.00%, 8/1/18	500	585,245
Seminole County, FL, School Board, 5.00%, 7/1/22	1,000	1,227,160
Virginia Resources Authority Infrastructure Revenue, (Pooled Funding Program), 5.00%, 11/1/26	1,090	1,338,706

		$14,660,898

4

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 1.3%
Indiana Finance Authority, 5.00%, 7/1/24	$2,880	$3,514,147
Midpeninsula Regional Open Space District, CA, 5.00%, 9/1/26	1,205	1,459,074
Oregon State Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/27	500	606,610

		$5,579,831

Special Tax Revenue — 4.9%
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/20	$5,000	$6,315,250
Mesa, AZ, 5.00%, 7/1/27	1,750	1,978,830
Metropolitan Pier & Exposition Authority, IL, (McCormick Place), 5.00%, 12/15/22	1,500	1,737,930
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/13	4,200	4,259,976
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 12/15/20	1,000	1,258,790
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/23	500	615,000
New York, NY, Transitional Finance Authority, (Future Tax), 5.00%, 11/1/23	1,000	1,242,180
New York, NY, Transitional Finance Authority, (Future Tax), 5.00%, 2/1/27	3,000	3,664,320

		$21,072,276

Transportation — 4.0%
Arizona Department of Transportation, 5.00%, 7/1/26	$1,000	$1,216,960
Missouri Highway and Transit Commission, 5.00%, 2/1/22	2,100	2,420,061
New Jersey Turnpike Authority, 5.00%, 1/1/29	9,500	11,025,320
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	1,950	2,390,583

		$17,052,924

Utilities — 0.0%(2)
Foley, AL, Utilities Board, 4.00%, 11/1/16	$75	$83,246

		$83,246

Water and Sewer — 8.9%
Central Utah Water Conservancy District, 5.00%, 10/1/20	$1,000	$1,243,670
Central Utah Water Conservancy District, 5.00%, 10/1/23	495	599,193
Columbus, GA, Water & Sewer Revenue, 5.00%, 5/1/25	1,000	1,222,240
East Richland County, SC, Public Service District, Sewer System Revenue, 4.00%, 1/1/22	1,135	1,341,071
Lafayette, CO, Water Revenue, 5.00%, 12/1/24	1,080	1,324,793
Lafayette, CO, Water Revenue, 5.00%, 12/1/27	665	795,333
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	1,070	1,283,625
Louisville and Jefferson County, KY, Metro Government Board of Water Works, 5.00%, 11/15/16	5,295	6,122,344
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/23	1,700	2,082,330
Michigan Finance Authority, (Revolving Fund - Clean Water), 5.00%, 10/1/19	4,385	5,452,879
Michigan Finance Authority, (Revolving Fund - Drinking Water), 5.00%, 10/1/19	1,000	1,243,530
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control, 4.00%, 7/1/13	2,115	2,128,663
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	58,925
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/20	1,275	1,597,651
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System, 4.00%, 6/1/24	1,950	2,243,533
Northeast Ohio Regional Sewer District, 5.00%, 11/15/28	1,000	1,214,350
Oklahoma City, OK, Water Utilities Trust, 5.00%, 7/1/27	500	623,835

5

Security	Principal Amount (000’s omitted)	Value
Rogers, AR, Water Revenue, 2.00%, 11/1/19	$100	$104,382
Rogers, AR, Water Revenue, 2.25%, 11/1/20	200	211,844
Rogers, AR, Water Revenue, 2.75%, 11/1/23	140	150,745
Rutherford County, TN, Consolidated Utility District, 4.00%, 2/1/25	1,000	1,165,940
South Dakota Conservancy District, 5.00%, 8/1/24	2,505	3,138,239
Tucson, AZ, Water System Revenue, 5.00%, 7/1/18	1,500	1,807,875
Virginia Resources Authority Water & Sewer System, (Tuckahoe Creek Service District Project), 0.00%, 11/1/31	2,000	1,031,500

		$38,188,490

Water Revenue — 1.1%
California Department of Water Resources, (Central Valley Project), 5.00%, 5/1/21	$2,560	$3,074,073
California Department of Water Resources, (Central Valley Project), 5.00%, 12/1/27	1,315	1,619,607

		$4,693,680

Total Tax-Exempt Investments — 92.2% (identified cost $387,683,074)		$397,282,401

Other Assets, Less Liabilities — 7.8%		$33,717,932

Net Assets — 100.0%		$431,000,333

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At April 30, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2013, 9.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 4.9% of total investments.

(1)	When-issued security.

(2)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at April 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$387,682,972

Gross unrealized appreciation	$9,716,117
Gross unrealized depreciation	(116,688)

Net unrealized appreciation	$9,599,429

6

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$397,282,401	$—	$397,282,401
Total Investments	$—	$397,282,401	$—	$397,282,401

The Fund held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Tax-Advantaged Bond Strategies Long Term Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$59,896

		$59,896

Education — 7.8%
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/29	$50	$59,105
University of California, 5.125%, 5/15/29	80	94,896
University of North Carolina, Chapel Hill, 5.00%, 12/1/34	705	770,769
University of Virginia, 5.00%, 9/1/27	375	456,424
University of Virginia, 5.00%, 6/1/33	500	608,580
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/32	50	59,329
Washington State University, 5.00%, 4/1/32	15	17,091

		$2,066,194

Escrowed/Prerefunded — 2.0%
Mansfield, TX, Independent School District, (PSF Guaranteed), Prerefunded to 2/15/14, 5.00%, 2/15/29	$500	$518,915

		$518,915

General Obligations — 48.0%
Alaska, 5.00%, 8/1/25	$500	$634,920
Birmingham, MI, School District, 4.00%, 5/1/25	500	572,765
Bucks County, PA, 5.25%, 5/1/24	500	613,290
Chichester, PA, School District,, 5.00%, 3/15/28(1)	1,210	1,415,833
Chippewa Valley Schools, MI, 5.25%, 5/1/25	440	551,008
Churchill County, NV, School District, (PSF Guaranteed), 4.00%, 4/1/33	1,250	1,384,250
Dallas, TX, Independent School District, (PSF Guaranteed), 6.25%, 2/15/24	195	239,419
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	400	456,296
Lubbock-Cooper, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/35	2,000	2,224,560
Menlo Park, CA, City School District, 5.00%, 7/1/28	125	152,581
Menlo Park, CA, City School District, 5.00%, 7/1/30	1,000	1,209,620
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/26	500	329,965
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/27	1,000	627,630
Oregon, 5.00%, 8/1/28	500	616,235
Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/32	55	65,194
Phoenix, AZ, 4.50%, 7/1/24	200	209,520
Pleasant Grove, TX, Independent School District, (PSF Guaranteed), 3.50%, 2/15/32	500	560,005
Rhode Island and Providence Plantations, (Consolidated Capital Development), 5.00%, 10/15/30	500	589,705
Texas, 5.00%, 4/1/29	250	269,187

		$12,721,983

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 6.8%
Charlotte-Mecklenburg, NC, Hospital Authority, 5.125%, 1/15/37	$40	$44,859
Cobb County, GA, Kennestone Hospital Authority, (Wellstar Health System Obligation), 5.00%, 4/1/30	500	585,470
Fairfax County,VA, Industrial Development Authority, 5.00%, 5/15/25	500	601,055
Tift County, GA, Hospital Authority, 5.00%, 12/1/26	500	582,985

		$1,814,369

Insured-General Obligations — 4.6%
West Virginia, (FGIC), (NPFG), 5.20%, 11/1/26	$1,000	$1,212,860

		$1,212,860

Lease Revenue/Certificates of Participation — 4.5%
Charleston, SC, Educational Excellence Finance Corp., 5.00%, 12/1/30(1)	$1,000	$1,184,710

		$1,184,710

Special Tax Revenue — 2.0%
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 7/1/23	$500	$526,895

		$526,895

Transportation — 6.1%
Dallas, TX, Area Rapid Transit, 5.00%, 12/1/28	$500	$607,620
Louisiana Highway Revenue, 5.00%, 6/15/30	360	429,570
New Jersey Turnpike Authority, 5.00%, 1/1/29	500	580,280

		$1,617,470

Water and Sewer — 11.2%
Los Angeles, CA, Department of Water & Power Waterworks Revenue, 5.00%, 7/1/29(1)	$500	$598,450
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/22	25	30,663
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/24	300	366,801
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/27	50	59,707
Rhode Island Clean Water Finance Agency, (Revolving Fund), 5.00%, 10/1/32	500	590,740
Rutherford County, TN, Consolidated Utility District Waterworks Revenue, 4.00%, 2/1/26	500	575,435
Virginia Resources Authority Water & Sewer System, (Tuckahoe Creek Service District Project),
0.00%, 11/1/32	1,500	736,695

		$2,958,491

Total Tax-Exempt Investments — 93.2% (identified cost $24,127,832)		$24,681,783

Other Assets, Less Liabilities — 6.8%		$1,802,990

Net Assets — 100.0%		$26,484,773

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

2

At April 30, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	16.9%
California	11.4%
Others, representing less than 10% individually	64.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2013, 4.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.

(1)	When-issued security.

The Fund did not have any open financial instruments at April 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$24,127,860

Gross unrealized appreciation	$572,701
Gross unrealized depreciation	(18,778)

Net unrealized appreciation	$553,923

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$24,681,783	$—	$24,681,783
Total Investments	$—	$24,681,783	$—	$24,681,783

The Fund held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	June 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2013